Net income/(loss) per share (Details 2) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-vested ordinary shares, RSUs, and Options
Anti-dilutive securities
Anti-dilutive securities	146,268,314	117,014,016	81,737,438